Significant equity transactions and acquisitions (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Fair values of identifiable assets and liabilities as at acquisition dates
Cash and cash equivalents	¥ 23,072
Property, plant and equipment, net	292
Intangible assets, net	60,684
Other assets	61,142
Current liabilities	(59,867)
Deferred tax liabilities	(15,171)
Net assets	70,152
Mandatorily redeemable noncontrolling interests	(63,569)
Goodwill arising on acquisitions	103,136
Total	109,719
Cash consideration	68,480
Fair value of previously held equity interests	41,239
Total consideration	¥ 109,719